Group Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit for the period	£ 4,565	£ 4,559
Other comprehensive income
Items that may be reclassified subsequently to profit or loss:	(4,255)	(19)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,360)	(123)
– net investment hedges - net fair value gains/(losses) on derivatives	221	(7)
– net investment hedges - differences on exchange on borrowings	(13)	8
Cash flow hedges
– net fair value (losses)/gains	(45)	51
– reclassified and reported in profit for the period	23	17
– tax on net fair value (losses)/gains in respect of cash flow hedges	7	(23)
Associates
– share of OCI, net of tax	(135)	15
– differences on exchange reclassified to profit or loss	47	43
Items that will not be reclassified subsequently to profit or loss:	(6)	50
Retirement benefit schemes
– net actuarial (losses)/gains	(37)	21
– movements in surplus restrictions	(39)	(24)
– tax on actuarial (losses)/gains and movements in surplus restrictions	5	1
Investments held at fair value
– net fair value gains	70	0
Associates – share of OCI, net of tax	(5)	52
Total other comprehensive (expense)/income for the period, net of tax	(4,261)	31
Total comprehensive income for the period, net of tax	304	4,590
Attributable to:
Owners of the parent	279	4,526
Non-controlling interests	25	64
Total comprehensive income for the period, net of tax	£ 304	£ 4,590